Pension and Non-pension Post-employment Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
Market Value of Plan Assets	The table below presents the market value of defined pension and other benefit plan assets:

	Fair Market Value at December 31		Actual Asset Allocation (%) at December 31
	2019	2020	2019	2020
Quoted market prices:
Debt investment funds	$10.3	$10.8	3%	3%
Equity investment funds	7.4	7.8	2%	2%
Non-quoted market prices:
Insurance annuities	299.8	348.3	91%	92%
Other	12.8	13.2	4%	3%
Total	$330.3	$380.1	100%	100%

Summary of Financial Position of Pension and Other Benefit Plans	The following tables provide a summary of the financial position of our defined pension and other benefit plans:

	Pension Plans Year ended December 31		Other Benefit Plans Year ended December 31
	2019	2020	2019	2020
Plan assets, beginning of year	$293.0	$328.5	$—	$1.8
Interest income	8.0	6.4	—	—
Actuarial gains (losses) in other comprehensive income (i)	27.8	36.4	—	—
Administrative expenses paid from plan assets	(1.2)	(1.1)	—	—
Employer contributions	2.9	4.0	0.9	0.4
Employer direct benefit payments	0.8	1.1	3.0	2.6
Employer direct settlement payments	—	—	5.2	4.8
Settlement payments from employer	—	—	(5.2)	(4.8)
Settlement payments from plan	—	—	(0.2)	(0.1)
Benefit payments from plan	(12.0)	(12.5)	(0.2)	(0.2)
Benefit payments from employer	(0.8)	(1.1)	(3.0)	(2.6)
Foreign currency exchange rate changes and other	10.0	16.4	1.3	0.1

Plan assets, end of year	$328.5	$378.1	$1.8	$2.0

(i)    Actuarial gains or losses are determined based on actual return on plan assets less interest income as set forth in the table above. For 2020, includes a $0.2 loss resulting from the purchase of annuities in August 2020 (2018 — $63.3 loss resulting from the June 2018 annuity purchase) (see note 19(a) above).

	Pension Plans Year ended December 31		Other Benefit Plans Year ended December 31
	2019	2020	2019	2020
Accrued benefit obligations, beginning of year	$309.6	$346.0	$68.1	$87.4
Current service cost	1.9	1.9	2.6	3.2
Past service cost (credit) and settlement/curtailment losses (i)	—	(0.8)	8.0	2.3
Interest cost	8.6	6.9	2.6	2.4
Actuarial losses (gains) in other comprehensive income from:
— Changes in demographic assumptions	(0.4)	(1.2)	(1.7)	—
— Changes in financial assumptions	31.1	41.0	11.4	5.0
— Experience adjustments	(2.9)	0.1	(0.7)	1.3
Settlement payments from employer	—	—	(5.2)	(4.8)
Settlement payments from plan	—	—	(0.2)	(0.1)
Benefit payments from plan	(12.0)	(12.5)	(0.2)	(0.2)
Benefit payments from employer	(0.8)	(1.1)	(3.0)	(2.6)
Foreign currency exchange rate changes and other	10.9	16.6	5.7	1.7
Accrued benefit obligations, end of year	$346.0	$396.9	$87.4	$95.6

Weighted average duration of benefit obligations (in years)	18	18	13	13

(i)    For 2019, past service costs of $4.1 were incurred for additional obligations under our Thailand post-employment benefit plan as a result of changes in labor protection laws in Thailand that increased the severance benefits for specified employees upon termination. See note 16(b). The settlement losses relate to employee terminations in connection with 2019 and 2020 restructuring actions.
    The present value of the defined benefit obligations, the fair value of plan assets and the surplus or deficit in our defined benefit pension and other benefit plans are summarized as follows:

	Pension Plans December 31		Other Benefit Plans December 31
	2019	2020	2019	2020
Accrued benefit obligations, end of year	$(346.0)	$(396.9)	$(87.4)	$(95.6)
Plan assets, end of year	328.5	378.1	1.8	2.0
Deficiency of plan assets over accrued benefit obligations	$(17.5)	$(18.8)	$(85.6)	$(93.6)

Schedule of Amounts Reported in Balance Sheet	The following table outlines the plan balances as reported on our consolidated balance sheet:

	December 31			December 31
	2019			2020
	Pension Plans	Other Benefit Plans	Total	Pension Plans	Other Benefit Plans	Total
Pension and non-pension post-employment benefit obligations	$(22.6)	$(84.5)	$(107.1)	$(24.4)	$(92.9)	$(117.3)
Current other post-employment benefit obligations	—	(1.1)	(1.1)	—	(0.7)	(0.7)
Non-current net pension assets (note 10)	5.1	—	5.1	5.6	—	5.6
	$(17.5)	$(85.6)	$(103.1)	$(18.8)	$(93.6)	$(112.4)

Net Expense Recognized In Consolidated Statement of Operations For Pension and Non-pension Post-employment Benefit Plans	The following table outlines the net expense recognized in our consolidated statement of operations for pension and non-pension post-employment benefit plans:

	Pension Plans Year ended December 31			Other Benefit Plans Year ended December 31
	2018	2019	2020	2018	2019	2020
Current service cost	$1.8	$1.9	$1.9	$2.2	$2.6	$3.2
Net interest cost (income)	(0.8)	0.6	0.5	2.6	2.6	2.4
Past service cost (credit) and settlement/curtailment losses	0.1	—	(0.8)	1.2	8.0	2.3
Plan administrative expenses and other	1.3	1.5	1.1	—	—	—
	2.4	4.0	2.7	6.0	13.2	7.9
Defined contribution pension plan expense (note 19(c))	9.6	10.1	10.6	—	—	—
Total expense for the year	$12.0	$14.1	$13.3	$6.0	$13.2	$7.9

Actuarial Gains and Losses, Net of Tax, Recognized in OCI and Reclassified
The following table outlines the gains and losses, net of tax, recognized in OCI and reclassified directly to deficit for the years shown:

	Year ended December 31
	2018	2019	2020
Cumulative losses, beginning of year	$14.1	$69.0	$77.7
Loss on pension annuity purchases (note 19(a))	63.3	—	0.2
Actuarial losses (gains) recognized during the year (i)	(8.4)	8.7	9.1
Cumulative losses, end of year (ii)	$69.0	$77.7	$87.0
(i)    Net of income tax recovery of $0.4 for 2020 (2019 — net of $0.3 income tax recovery; 2018 — net of $0.1 income tax recovery).
(ii)    Net of income tax recovery of $1.5 as at December 31, 2020 (December 31, 2019 — net of $1.1 income tax recovery; December 31, 2018 — net of $0.8 income tax recovery).

Percentages and Assumptions Used in Measuring the Plans	The following percentages and assumptions were used in measuring the plans for the years indicated:

	Pension Plans			Other Benefit Plans
	2018	2019	2020	2018	2019	2020
Weighted average discount rate at December 31 (i) for:
Benefit obligations	2.9	2.1	1.4	3.8	2.9	2.5
Net pension cost	2.5	2.9	2.1	3.6	3.8	2.9
Weighted average rate of compensation increase for:
Benefit obligations	4.1	3.8	1.1	4.2	4.6	4.6
Net pension cost	4.0	4.1	3.8	4.6	4.2	4.6
Healthcare cost trend rates:
Immediate trend	—	—	—	5.7	5.3	5.3
Ultimate trend	—	—	—	4.0	4.0	4.0
Year the ultimate trend rate is expected to be achieved	—	—	—	2040	2040	2040
(i)     The weighted average discount rate is determined using publicly available rates for highly-rated bonds by currency in countries where we have a pension or non-pension benefit plan. A lower discount rate would increase the present value of the benefit obligation.

Disclosure of Sensitivity Analysis for Actuarial Assumptions	A one percentage-point increase or decrease in one of the following actuarial assumptions, holding other assumptions constant in each case, would increase (decrease) our benefit obligations as follows:

	Pension Plans		Other Benefit Plans
	Year ended December 31, 2020		Year ended December 31, 2020
	1% Increase	1% Decrease	1% Increase	1% Decrease
Discount rate	$(62.4)	$81.7	$(11.3)	$13.9
Healthcare cost trend rate	$—	$—	$8.1	$(6.6)

Schedule of Plan Contributions	We made the following plan contributions for the years indicated below and estimate our contribution for 2021 to be as follows:

	Year ended December 31			Estimated Contribution*
	2018	2019	2020	2021
Defined contribution plan	$9.6	$10.1	$10.6	$10.6
Defined benefit plan	3.7	3.7	5.1	4.8
Total	$13.3	$13.8	$15.7	$15.4

Non-pension post-employment benefit plans (i)	$4.8	$9.1	$7.8	$4.1
*    Our actual contributions could differ materially from these estimates.
(i)     For 2019 and 2020, includes higher settlement payments related to employee terminations in connection with our restructuring actions taken during such years. See note 16(a).